Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C.  20004



March 2, 2004


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:   EXPEDITION FUNDS (FILE NOS. 33-30950 AND 811-05900)

Ladies and Gentlemen:

On behalf of Expedition Funds (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 39, which was filed with the U.S. Securities and Exchange Commission via EDGAR on February 27, 2004, accession number 0000935069-04-000277.

Please do no hesitate to contact me at (202) 739-5654 should you have any questions or comments concerning this filing.

Sincerely,

/s/ W. John McGuire
-------------------
W. John McGuire